SEGMENT REPORTING	12 Months Ended
Sep. 30, 2025
DUE TO RELATED PARTIES
SEGMENT REPORTING

NOTE 10. SEGMENT REPORTING

The Company follows ASC 280, Segment Reporting, in identifying and disclosing reportable operating segments. An operating segment is defined as a component of the business for which discrete financial information is available and regularly reviewed by the Chief Operating Decision Maker (“CODM”) in assessing performance and allocating resources.

Management has determined that the Company operates as one operating and reportable segment, as the Company’s operations primarily consist of the development, marketing, and sale of functional nutrition products under the DAGola brand. The CODM reviews financial information on a consolidated basis, and the Company does not maintain separate financial data for multiple business units.

All of the Company’s revenues for the years ended September 30, 2025, 2024, and 2023 were generated from the sale of consumer products through online channels in the United States. Accordingly, no additional segment disclosures are presented.